Convertible Loans and Shareholder Loans (Details)					1 Months Ended																					2 Months Ended	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Apr. 30, 2025	May 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Oct. 31, 2024 CNY (¥) shares	Aug. 31, 2024 CNY (¥) shares	Jun. 30, 2024 shares	May 31, 2024 CNY (¥) shares	Nov. 30, 2023 CNY (¥) shares	Nov. 30, 2023 USD ($) shares	Aug. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($) $ / shares	Sep. 30, 2021 HKD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021 HKD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 HKD ($)	Jan. 31, 2019 USD ($) $ / shares	Jan. 31, 2019 HKD ($)	Oct. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2023 HKD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 HKD ($)	May 31, 2022 USD ($) $ / shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 HKD ($)	Sep. 30, 2021 USD ($) $ / shares	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 HKD ($)	Feb. 28, 2021 CNY (¥)	Jan. 31, 2019 HKD ($)
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					¥ 10,076,081																								¥ 10,076,081	¥ 10,076,081
Convertible shares (in Dollars)																											¥ 230,544,640
Convertible preferred share price (in Dollars per share) | $ / shares																																	$ 2.05
Repaid amount (in Dollars)																											3,587,434	$ 512,996	541,306		¥ 3,482,300
Current liability at amortized cost	¥ 23,207,757				84,342,862																						23,207,757		84,342,862	84,342,862			$ 3,318,665
Current liability at amortized cost					3,500,000																								3,500,000	3,500,000	3,500,000
Reverse stock splits			1:25
Total revenue																											¥ 274,040,604	$ 39,187,285	273,333,957		205,481,904
Conversion price individual equal percentage																											150.00%	150.00%
Extinguishment gain (loss)																															(10,440,057)
Non-current liability	10,405,554				10,405,554																						10,405,554		¥ 10,405,554	10,405,554	10,405,554		1,487,974
January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | $																																													$ 15,700,000			$ 15,700,000				$ 15,700,000		$ 23,500,000
Interest rate percentage																	8.00%				8.00%	6.00%	6.00%	12.00%	12.00%				8.00%
Convertible shares (in Dollars) | $																	$ 1						$ 1		$ 1
Convertible preferred share price (in Dollars per share) | $ / shares																					$ 37.92	$ 57.12		$ 63.2
Minimum ordinary shares value (in Dollars) | $																								$ 400,000,000
Repaid amount (in Dollars) | $																			$ 7,800,000
Fair value of new debt instruments	2,900,000																										2,900,000						$ 500,000
Repayment of the indebtedness (in Dollars) | $																																												$ 20,000,000			$ 20,000,000
Percentage of interest per annum																																												8.00%	8.00%		8.00%	8.00%
Current liability at amortized cost					14,538,200																								¥ 14,538,200	14,538,200	14,180,240
November 2020 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | $																				$ 700,000
Interest rate percentage																				8.00%
Current liability at amortized cost	4,920,160				5,031,880																						4,920,160		5,031,880	5,031,880
February 2021 Shareholders Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan																																		¥ 42,743,735	$ 6,081,228
Interest rate percentage																			8.00%
Current liability at amortized cost	4,107,357																										4,107,357																										¥ 6,891,043
Current liability at amortized cost	16,483,576				64,772,782																						16,483,576		64,772,782	64,772,782	56,928,815
Accrued interest	¥ 7,836,913	$ 1,098,376
Adjusted for reverse split share (in Shares) | shares	48,246	48,246
Reverse stock splits	1:25 reverse split	1:25 reverse split
August 2021 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan										¥ 3,200,000																																								¥ 12,000,000	$ 1,900,000
Conversion price per share (in Dollars per share) | $ / shares																$ 11.68																							$ 7.37												$ 19.84
Percentage of interest per annum																0.00%																																		0.00%	0.00%
Reverse stock splits										1:25 reverse split	1:25 reverse split
Minimum shares value (in Dollars) | $																$ 210,000,000		$ 300,000,000
Percentage of price per share Qualified IPO															80.00%	80.00%
Convertible shares (in Shares) | shares										61,054,000,000	61,054,000,000
May 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan				¥ 3,500,000																																										$ 500,000
Conversion price per share (in Dollars per share) | $ / shares																																														$ 338.88
Percentage of interest per annum				0.00%																																										0.00%
Current liability at amortized cost	¥ 3,541,350				3,541,350																						¥ 3,541,350		3,541,350	3,541,350
Reverse stock splits				1:25 reverse split
August 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan									¥ 4,100,000
Conversion price per share (in Dollars per share) | $ / shares																																	$ 11.68
Percentage of interest per annum																8.00%
Reverse stock splits									1:25
Minimum shares value (in Dollars) | $																												$ 210,000,000
Percentage of price per share Qualified IPO																											90.00%	90.00%
Convertible shares (in Shares) | shares									4,468
Principal amount															¥ 3,500,000	$ 500,000
Revenue																															900,000,000
Percentage of price per share product																											90.00%	90.00%
Total revenue																															¥ 900,000,000
December 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan														¥ 7,000,000																													$ 1,000,000
Interest rate percentage														8.00%
Conversion price per share (in Dollars per share) | $ / shares																																						$ 11.68
Minimum shares value (in Dollars) | $																																$ 210,000,000
Initial public offering price percentage																															90.00%
December 2022 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Current liability at amortized cost					6,354,057																								6,354,057	6,354,057
May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan										¥ 6,000,000			¥ 6,100,000																										$ 800,000			$ 900,000
Minimum ordinary shares value (in Dollars) | $																												$ 210,000,000
Reverse stock splits										1:25 reverse split	1:25 reverse split
Conversion price individual equal percentage																											60.00%	60.00%
Extinguishment gain (loss)										¥ 30,000.00	$ 5,000.000
Other payables	1,311,694				2,453,738																						¥ 1,311,694		2,453,738	2,453,738
Repayment of Convertible Loans																											1,142,044
Non-current liability					1,424,552																								1,424,552	1,424,552
Convertible Loan					1,169,693																								1,169,693	1,169,693						$ 162,720
Fair value carrying amount					254,858																								254,858	254,858						35,454
August & October 2024 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					¥ 10,800,000	¥ 10,600,000	¥ 10,600,000																						¥ 10,800,000	10,800,000
Interest rate percentage												8.00%
Reverse stock splits																													1:25 reverse split
Convertible shares (in Shares) | shares					281,420
Conversion price individual equal percentage																											70.00%	70.00%
Conversion of trading days																											5	5
Conversion price per share (in Dollars per share) | $ / shares																												$ 0.3
December 2024 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					¥ 8,700,000																								¥ 8,700,000	8,700,000
Interest rate percentage																													8.00%
Conversion price per share (in Dollars per share) | $ / shares																																	$ 1.25
Current liability at amortized cost	6,500,000				8,651,529																						¥ 6,500,000		¥ 8,651,529	¥ 8,651,529
Convertible shares (in Shares) | shares																											775,864	775,864
Conversion price individual equal percentage																													70.00%
Repayment of Convertible Loans																											¥ 2,162,882
Conversion of trading days																													5
Conversion price per share (in Dollars per share) | $ / shares																														¥ 3
Convertible Loan					8,678,280																								¥ 8,678,280	¥ 8,678,280						1,207,262
Fair value carrying amount					¥ 26,751																								¥ 26,751	¥ 26,751						$ 3,665
January & February 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan	¥ 13,700,000																										¥ 13,700,000																	$ 13,700,000
Interest rate percentage																													8.00%
Convertible shares (in Shares) | shares																											1,033,679	1,033,679
Conversion price individual equal percentage																											70.00%	70.00%
Conversion of trading days																											5	5
Conversion price per share (in Dollars per share) | $ / shares																												$ 3
June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan												¥ 25,000,000
June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | $																										$ 2,350,000
Conversion price per share (in Dollars per share) | $ / shares																																	$ 13.65
Convertible shares (in Shares) | shares																										327,852
Repayment of Convertible Loans | $																												$ 137,500,000
Percentage of gross proceeds																											20.00%	20.00%
Principal amount being redeemed																											105.00%	105.00%
Number of shares underlying warrants acquire (in Shares) | shares	910,357																										910,357						910,357
Fourth Amendment [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Fair value of new debt instruments	¥ 5,900,000																										¥ 5,900,000						$ 900,000
Convertible Loans [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan										¥ 800,000																															¥ 800,000
Two Lenders [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Repayment of Convertible Loans | $																												$ 1,424,552
Minimum [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Interest rate percentage													12.00%
Minimum [Member] | January & February 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																	$ 1.25
Maximum [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Interest rate percentage													17.29%
Maximum [Member] | January & February 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																	$ 3
Class A Ordinary Shares [Member]
Convertible Loans and Shareholder Loans [Line Items]
Reverse stock splits																											1:25	1:25
Convertible shares (in Shares) | shares						7,035,501	7,035,501	5,970,683																					39,050,114
Class A Ordinary Shares [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																																	$ 266
Total subscription price (in Dollars) | $																																																	$ 2,405,964
Class A Ordinary Shares [Member] | August 2021 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																							$ 87.5
Reverse stock splits										1:25 reverse split	1:25 reverse split
Class A Ordinary Shares [Member] | August 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																					$ 127.5
Reverse stock splits									1:25
Class A Ordinary Shares [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan										¥ 2,700,000																														$ 900,000
Conversion price per share (in Dollars per share) | $ / shares																																							$ 85
Reverse stock splits										1:25 reverse split	1:25 reverse split
Convertible shares (in Shares) | shares										5,941	5,941
Class A Ordinary Shares [Member] | August & October 2024 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Reverse stock splits																													1:25 reverse split
Class A Ordinary Shares [Member] | Minimum [Member] | August & October 2024 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible shares (in Shares) | shares					47.5																								55
Class A Ordinary Shares [Member] | Minimum [Member] | June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																										$ 6.6
Class A Ordinary Shares [Member] | Maximum [Member] | June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																										$ 9.7
Series B 2 Redeemable Convertible Preferred Shares [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion amount										¥ 8,500,000
IPO [Member]
Convertible Loans and Shareholder Loans [Line Items]
Reverse stock splits																											1:25	1:25
IPO [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Minimum ordinary shares value (in Dollars) | $																						$ 400,000,000
IPO [Member] | December 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Percentage of price per share product																															90.00%	90.00%
IPO [Member] | Class A Ordinary Shares [Member] | August 2021 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible shares (in Shares) | shares										13,615	13,615